Condensed Interim Consolidated Statements of Operations (Unaudited) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Total Revenue	€ 5,512,458	€ 4,953,433
Cost and Expenses
Cost of revenues	4,188,028	5,115,942
Selling and administrative	1,137,050	1,131,599
Selling and administrative - related parties	356,912	426,545
Salaries and benefits	870,583	834,206
Salaries and benefits - related parties	124,159	40,865
Bad debt expense		143,483
Total Cost and Expenses	6,676,732	7,692,640
Loss from operations	(1,164,274)	(2,739,207)
Other Income (Expense)
Other income	208
Interest income	3,457	32,525
Interest expense	(157,432)	(168,474)
Interest expense – related party	(40,627)
Foreign exchange gain (loss)	(39,047)	13,825
Total Other Income (Expense)	(233,441)	(122,124)
Net Loss Before Income Tax	(1,397,715)	(2,861,331)
Income tax Expense (Recovery)
- Current
- Deferred
Net Loss	€ (1,397,715)	€ (2,861,331)
Basic Net Income per Ordinary Share (in Euro per share)	€ (0.03)	€ (0.05)
Diluted Net Income per Ordinary Share (in Euro per share)	€ (0.03)	€ (0.05)
Weighted Average Number of Ordinary Shares Outstanding - Basic (in Shares)	55,085,700	55,085,700
Weighted Average Number of Ordinary Shares Outstanding - Diluted (in Shares)	55,085,700	55,085,700
Revenue
Total Revenue	€ 5,026,963	€ 4,808,493
Revenue - related parties
Total Revenue	410,342	68,980
Other operating income
Total Revenue	€ 75,153	€ 75,960